SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31.    SUBSEQUENT EVENTS

Subsequently in February 2024, the Group consummated its disposition of Xinjiang Jinko, a wholly-owned subsidiary of Jiangxi Jinko, and recognized income related to the disposition with the amount of RMB1.2 billion.